Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commissions, related party	$ 378,330	$ 214,621
Vessel operating expenses, related party	171,460	86,253
Other general and administrative expenses, related party	1,000,000	625,000
Interest and other financing costs, related party	$ 199,452	$ 0